TRADE AND OTHER PAYABLES	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
TRADE AND OTHER PAYABLES

18.	TRADE AND OTHER PAYABLES

	As at March 31,
	2026	2025
	HK$	HK$

Trade payables	197,040	82,560
Interest payables	589,997	3,000,465
Other payables	5,800	6,636,288
Accrued charges	1,419,456	169,000
Provision for long service payment	168,456	-
Provision for reinstatement cost	26,300	26,300

Trade and other payables	2,407,049	9,914,613

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2026, 2025 AND 2024

(Expressed in Hong Kong Dollars)